SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               /x/

     Pre-Effective Amendment No.
                                 ----

     Post-Effective Amendment No. 80
                                 ----
                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       /x/

     Amendment No.  74
                   ----

                     (Check appropriate box or boxes.)

              TOUCHSTONE INVESTMENT TRUST
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         (Exact name of Registrant as Specified in Charter)

      221 East Fourth Street, Suite 300, Cincinnati, Ohio  45202
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         (Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 362-8000
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Jill T. McGruder, 221 East Fourth Street, Cincinnati, Ohio 45202
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            (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on August 14, 2002 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 80 to the Registration Statement of Touchstone Investment Trust for the purpose of designating August 14, 2002 as the new effective date for the issuance of Class S shares for the Money Market Fund and the Touchstone U.S. Government Money Market Fund. Part A, B and C are hereby incorporated by reference to Post-Effective Amendment No. 79 filed on May 16, 2002.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio, on the 12th day of July, 2002.

                                             TOUCHSTONE INVESTMENT TRUST


                                              By:/s/ Tina D. Hosking
                                                 ---------------------------
                                                 Tina D. Hosking
                                                 Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 12th day of July, 2002.


/s/ Jill T. McGruder
-------------------------              President
JILL T. McGRUDER                       and Trustee


/s/ Scott A. Englehart
-------------------------              Treasurer
SCOTT A. ENGLEHART


* JOHN F. BARRETT                      Trustee
----------------------

* J. LELAND BREWSTER                   Trustee
----------------------

* WILLIAM O. COLEMAN                   Trustee
----------------------

* PHILLIP R. COX                       Trustee
----------------------

* H. JEROME LERNER                     Trustee
----------------------

* OSCAR P. ROBERTSON                   Trustee
----------------------

* ROBERT E. STAUTBERG                  Trustee
----------------------


  By /s/ Tina D. Hosking
    --------------------------
    Tina D. Hosking
   *Attorney-in-Fact
    July 12, 2002

EXHIBIT INDEX

Power of Attorney for John F. Barrett

                                POWER OF ATTORNEY
                                -----------------

         KNOW ALL MEN BY THESE PRESENTS:

         WHEREAS, TOUCHSTONE INVESTMENT TRUST, a business trust organized under the laws of the Commonwealth of Massachusetts (hereinafter referred to as the "Trust"), has filed with the Securities and Exchange Commission under the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, a registration statement with respect to the issuance and sale of the shares of the Trust; and

         WHEREAS, the undersigned is a Trustee of the Trust, as indicated beside his name;

         NOW, THEREFORE, the undersigned hereby constitutes and appoints TINA D. HOSKING and DONALD J. WUEBBLING and each of them, his attorneys for him and in his name, place and stead, to execute and file any amended registration statement or statements and amended prospectus or prospectuses or amendments or supplements to any of the foregoing, hereby giving and granting to said attorneys full power and authority to do and perform all and every act and thing whatsoever requisite and necessary to be done in and about the premises as fully to all intents and purposes as he might or could do if personally present at the doing thereof, hereby ratifying and confirming all that said attorneys may or shall lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 16th day of May, 2002.


                                     /s/ John F. Barrett
                                     --------------------------------
                                     JOHN F. BARRETT
                                     Trustee

STATE OF OHIO            )
                         ) ss:
COUNTY OF HAMILTON       )

    On the 16th day of May 2002, personally appeared before me, JOHN F. BARRETT, known to me to be the person described in and who executed the foregoing instrument, and who acknowledged to me that he executed and delivered the same for the purposes therein expressed.

         WITNESS my hand and official seal this 16th day of May 2002.


                                           /s/ Frank L. Newbauer
                                          -----------------------------
                                           Notary Public
                                           Frank L. Newbauer, Attorny at Law
                                           Notary Public, State of Ohio
                                           My Commission Has No Expiration Date
                                           Section 147.03

TOUCHSTONE
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                                 The Mark of Excellence in Investment Management

July 12, 2002

Securities and Exchange Commission
Public Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

Re:  Touchstone Investment Trust
     File Nos. 2-52242 and 811-2538

Ladies and Gentlemen:

On behalf of Touchstone Investment Trust ("Registrant"), attached for filing pursuant to Rule 485(b) under the Securities Act of 1933 is Post-Effective Amendment No. 80 to the Registrant's registration statement on Form N-1A.

The amendment is being filed for the purpose of delaying the effective date of the offering of Class S shares for the Money Market Fund and the Touchstone U.S. Government Money Market Fund Government Income Fund until August 14, 2002.

Very truly yours,

TOUCHSTONE INVESTMENT TRUST


/s/ Betsy Santen

Betsy Santen
Assistant Secretary

                                        221 East Fourth Street  Suite 300
                                        Cincinnati, OH  45202
                                        PH:513.362.8000 FAX: 513.362.8320
                                        800.638.8194
                                        www.touchstonefunds.com